Loan Level Exception - Disposition (Loan Grades)

																											FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Laon ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	2001188	XXXX XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	A full AUS was not in the loan file. Full AUS missing in loan file.		1				3	[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/XX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Seller closing disclosure was not provided					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C